Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Outstanding balances for related party transactions [abstract]
Schedule of Transactions Between Related Parties
A.	Balances with related parties (consolidated)
  Composition:
	December 31
	2023	2022
	NIS in thousands

Other receivables (Note 12B)	3,429	16,087

Schedule of Employed and Non Employed Employment Benefits

1. Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2023		2022		2021
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	4	2,628	4	2,198	3	946
Management fees	1	781	1	675	1	606
Share-based payment	4	1,346	4	6,362	1	3,023
	4	4,755	4	9,235	3	4,575

(*) The key management personnel include the Chairman of the Board, the Company’s CEO, CFO and the COO

2. Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2023		2022		2021
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Management fees	4	518	4	739	3	550
Share-based payment	-	-	3	14	3	48
	4	518	4	753	3	598

(*) The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.